Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Compensation Related Costs [Abstract]
Schedule of restricted stock units activity

	RSUs
	Number of Shares	Grant Date Fair Value
Unvested as of April 1, 2024	-	-
Granted	3,880,022	$5,432
Vested	(3,880,022)	$5,432
Forfeited / Canceled	-	-
Unvested as of March 31, 2025	-	-

Schedule of ESOP stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	59,900	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2025	59,900	$0.12	3.32	$1,311

Vested and exercisable at March 31, 2025	59,900	$0.12	3.32	$1,311

Schedule of stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at April 1, 2024	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options cancelled, forfeited or expired	-	-	-	-
Options outstanding at March 31, 2025	295,565	$0.12	0.67	$6,468

Vested and exercisable at March 31, 2025	295,565	$0.12	0.67	$6,468

Schedule of weighted average assumptions

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%